Disclosure of commodity price risk (Details) - Commodity price risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Copper prices [Member]
Statement [Line Items]
Sensitivity analysis, variance, price	$ 0.30	$ 0.30
Effect of variance increase on after-tax profit	(2,300,000)	(4,800,000)
Effect of variance increase on other comprehensive income	0	0
Effect of variance decrease on after-tax profit	2,300,000	4,700,000,000,000
Effect of variance decrease on other comprehensive income	0	0
Zinc prices [Member]
Statement [Line Items]
Sensitivity analysis, variance, price	0.10	0.10
Effect of variance increase on after-tax profit	900,000	300,000,000,000
Effect of variance increase on other comprehensive income	0	0
Effect of variance decrease on after-tax profit	(900,000)	(0.3)
Effect of variance decrease on other comprehensive income	$ 0	$ 0